Credit Facility	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Credit Facility

4. Credit Facility

In December 2011, the Company entered into a second amendment and restated credit agreement (the “Credit Agreement”) with Bank of America, N.A., which provides for revolving loans and letters of credit up to $20.0 million and is available to the Company through August 2014. The Credit Agreement is secured by substantially all of the Company’s assets.

Revolving advances under the Credit Agreement bear interest at the LIBOR plus 1.5%, as defined. Weighted average interest was 1.5% for each of the three and nine months ended December 31, 2012. Weighted average interest was 1.6% and 2.3% for the three and nine months ended December 31, 2011, respectively. As of December 31, 2012 and March 31, 2012, there was $20.0 million and $7.2 million, respectively, of availability for borrowings under the Credit Agreement. An unused line fee of 0.0625% per quarter is applied to the available balance unless the Company’s outstanding borrowings exceed half of the borrowing limit. Interest is payable monthly.

There are various financial and other covenants under the Credit Agreement. Financial covenants, as defined in the Credit Agreement, include a net income covenant, total liabilities to tangible net worth covenant and a minimum fixed charge coverage covenant. The Credit Agreement requires the Company to submit interim and annual financial statements by specified dates after each reporting period. The Company was in compliance with the financial covenants under the Credit Agreement as of December 31, 2012.

4.	Credit Facility

In 2005, the Company entered into a bank line of credit agreement (the “Credit Agreement”) with Bank of America, N.A., which provided for revolving loans and letters of credit up to $11.0 million. In March 2008, the Company amended the Credit Agreement with Bank of America to establish an inter-creditor agreement (“ICA”) with another lender (Note 5). In August 2010, the Company amended the Credit Agreement to decrease the maximum borrowing limit on revolving loans to $10.0 million and extended the expiration date to August 20, 2012. In December 2011, the Company entered into a second amended and restated credit facility with Bank of America that, among other things, provides for an increase in its line of credit to $20.0 million and an extension of the term through August 2014. The Credit Agreement is collateralized by substantially all of our assets.

Revolving advances under the Credit Agreement bear interest at the LIBOR plus 1.50 percentage points, as defined. Weighted average interest was 2.74%, 1.68% and 2.91% for the years ended March 31, 2012, 2011 and 2010, respectively. As of March 31, 2012 and 2011, there was $7.2 million and $10.0 million, respectively, of availability for borrowings under the Credit Agreement. An unused line fee of 0.0625% per quarter is applied to the available balance unless the Company’s outstanding borrowings exceed half of the borrowing limit. Interest is payable monthly.

There are various financial and other covenants under the Credit Agreement. Financial covenants, as defined in the Credit Agreement include a net income covenant, total liabilities to tangible net worth covenant and a minimum fixed charge coverage covenant, through the term of the agreement. The Credit Agreement requires the Company to submit interim and annual financial statements by specified dates after each reporting period. The Company was in compliance with the financial covenants as of March 31, 2012 and 2011.